Investments in Associates	12 Months Ended
Dec. 31, 2024
Investments in Associates
Investments in Associates

6.Investments in Associates

The company’s investments in associates and joint ventures were comprised as follows:

	December 31, 2024						Year ended
							December 31,
			Carrying value				2024
			Associates				Share of
	Ownership	Fair	and joint		Fairfax India		profit
	percentage(a)	value(b)	ventures		associates(c)	Total	(loss)
Insurance and reinsurance:
Go Digit Infoworks Services Private Limited (“Digit”)(1)	49.0%	434.9	325.3		—	325.3	59.7
Other	—	311.0	207.5		—	207.5	(2.0)
		745.9	532.8		—	532.8	57.7
Non-insurance(3):
India
Bangalore International Airport Limited (“Bangalore Airport”)(11)	64.0%	1,632.0	—		787.5	787.5	27.4
CSB Bank Limited (“CSB Bank”)	40.0%	254.8	—		197.2	197.2	24.9
Quess Corp Limited (“Quess”)(4)	34.6%	397.3	426.4	(d)	—	426.4	10.4
Sanmar Chemical Enterprises Limited ("Sanmar", formerly Sanmar Chemicals Group)	42.9%	201.4	—		81.6	81.6	(72.7)
IIFL Capital Services Limited (“IIFL Capital”, formerly IIFL Securities)	30.7%	362.7	15.8		120.4	136.2	26.1
Seven Islands Shipping Limited (“Seven Islands”)	48.5%	146.0	—		134.3	134.3	34.4
Other	—	55.9	10.8		31.3	42.1	1.9
		3,050.1	453.0		1,352.3	1,805.3	52.4

Real estate
KWF Real Estate Ventures Limited Partnerships (“KWF LPs”)	—	106.4	106.4	(d)	—	106.4	7.8
Other	—	165.8	167.1		—	167.1	(17.5)
		272.2	273.5		—	273.5	(9.7)
Other
Eurobank Ergasias Services & Holdings S.A (“Eurobank”)(3)	34.4%	2,923.5	2,374.8		—	2,374.8	515.0
Poseidon Corp. (“Poseidon”, formerly Atlas)	43.3%	2,046.3	1,858.5		—	1,858.5	212.6
Stelco Holdings Inc. (“Stelco”)(5)	—	—	—		—	—	18.3
EXCO Resources Inc. (“EXCO”)	49.3%	459.6	458.1		—	458.1	39.6
Peak Achievement Athletics Inc. (“Peak Achievement”)(6)	—	—	—		—	—	57.0
Helios Fairfax Partners Corporation (“HFP”)	36.3%	73.3	162.7		—	162.7	(34.8)
Partnerships, trusts and other(7)(8)	—	1,172.9	1,039.9		—	1,039.9	48.2
		6,675.6	5,894.0		—	5,894.0	855.9
		9,997.9	6,620.5		1,352.3	7,972.8	898.6

Investments in associates		10,743.8	7,153.3		1,352.3	8,505.6	956.3

As presented on the consolidated balance sheet:
Investments in associates		8,144.8				7,153.3
Fairfax India investments in associates		2,599.0				1,352.3
		10,743.8				8,505.6

							Year ended
	December 31, 2023						December 31,
			Carrying value				2023
			Associates				Share of
	Ownership	Fair	and joint		Fairfax India		profit
	percentage(a)	value(b)	ventures		associates(c)	Total	(loss)
Insurance and reinsurance:
Go Digit Infoworks Services Private Limited (“Digit”)	49.0%	477.2	146.6		—	146.6	43.2
Gulf Insurance Group K.S.C.P. (“Gulf Insurance”)(2)	—	—	—		—	—	42.6
Other	—	234.0	222.1		—	222.1	(5.1)
		711.2	368.7		—	368.7	80.7
Non-insurance(3):
India
Bangalore International Airport Limited (“Bangalore Airport”)(11)	64.0%	1,600.0	—		783.0	783.0	16.0
CSB Bank Limited (“CSB Bank”)	49.7%	409.3	—		223.0	223.0	35.4
Quess Corp Limited (“Quess”)(4)	34.7%	323.6	433.0	(d)	—	433.0	(47.0)
Sanmar Chemical Enterprises Limited ("Sanmar", formerly Sanmar Chemicals Group)	42.9%	302.9	—		156.1	156.1	0.6
IIFL Capital Services Limited (“IIFL Capital”, formerly IIFL Securities)	30.9%	165.7	13.6		103.8	117.4	12.4
Seven Islands Shipping Limited (“Seven Islands”)	48.5%	142.8	—		133.6	133.6	42.6
IIFL Finance Limited (“IIFL Finance”)(12)	—	—	—		—	—	45.1
Other	—	69.6	10.8		30.2	41.0	1.8
		3,013.9	457.4		1,429.7	1,887.1	106.9
Real estate
KWF Real Estate Ventures Limited Partnerships (“KWF LPs”)	—	104.0	104.0	(d)	—	104.0	6.4
Other(6)	—	73.3	73.3		—	73.3	(13.8)
		177.3	177.3		—	177.3	(7.4)
Other
Eurobank Ergasias Services & Holdings S.A (“Eurobank”)(3)	34.1%	2,251.6	2,099.5		—	2,099.5	437.7
Poseidon Corp. (“Poseidon”, formerly Atlas)(9)	43.4%	2,046.3	1,706.4		—	1,706.4	149.6
Stelco Holdings Inc. (“Stelco”)	23.6%	491.6	291.6		—	291.6	23.7
EXCO Resources Inc. (“EXCO”)	48.3%	435.2	417.6		—	417.6	129.1
Peak Achievement Athletics Inc. (“Peak Achievement”)	42.6%	226.1	129.4	(d)	—	129.4	23.3
Helios Fairfax Partners Corporation (“HFP”)	36.3%	91.5	197.6		—	197.6	9.2
Partnerships, trusts and other(10)	—	763.1	762.1		—	762.1	69.4
		6,305.4	5,604.2		—	5,604.2	842.0
		9,496.6	6,238.9		1,429.7	7,668.6	941.5

Investments in associates		10,207.8	6,607.6		1,429.7	8,037.3	1,022.2

As presented on the consolidated balance sheet:
Investments in associates		7,553.2				6,607.6
Fairfax India investments in associates		2,654.6				1,429.7
		10,207.8				8,037.3
(a)	Ownership percentages include the effects of financial instruments that are considered in-substance equity.
(b)	See note 5 for fair value hierarchy information.
(c)	Fairfax India’s associates are domiciled in India.
(d)	These investments are joint ventures.

Insurance and reinsurance associates and joint ventures

(1)	On May 23, 2024 Digit Insurance, the general insurance subsidiary of the company’s investment in associate Digit, completed an initial public offering comprised of an issuance of new equity and an offer for sale of existing equity shares held by Digit and other shareholders, which valued Digit Insurance at approximately $3 billion (249.5 billion Indian rupees or 272 Indian rupees per common share). As a result of the initial public offering, the company recorded a pre-tax gain of $106.3 in net changes in capitalization in the consolidated statement of changes in equity on the company’s 49.0% equity interest in Digit (related to Digit’s equity interest in Digit Insurance decreasing from 83.3% to 73.6%, resulting in the recognition of a dilution gain for excess of fair value over the carrying value of Digit Insurance on the offer for sale and a dilution gain on new equity issuance from the initial offering). Digit Insurance’s common shares are now traded on the BSE and NSE in India and closed at 319.10 Indian rupees per common share on December 31, 2024.

On October 30, 2024 the company received a dividend of $112.3 from Digit on the company’s investment in Digit compulsory convertible preferred shares which the company recognized as dividend income, with a corresponding amount recognized as a net loss on investments, both in the consolidated statement of earnings.

(2)	On December 26, 2023 the company increased its equity interest in Gulf Insurance from 43.7% to a controlling interest of 90.0% and commenced consolidating Gulf Insurance as described in note 21.

Non-insurance associates and joint ventures

(3)	During 2024 the company recognized distributions and dividends of $409.8 (2023 - $220.4) from its non-insurance associates and joint ventures, of which $127.9 (€118.2) was the company’s share of a dividend paid by Eurobank. On December 11, 2023 the company increased its interest in Eurobank to 34.1% for cash consideration of $82.0 through the purchase of Eurobank common shares held through the company’s investment in AVLNs entered with RiverStone Barbados.

Subsequent to December 31, 2024, on January 23, 2025 the company sold 80.0 million shares or an approximate 2.2% equity interest in Eurobank for gross proceeds of $190.8 (€183.5), which decreased the company’s equity interest to 32.3% and will result in the recognition of a realized gain of approximately $40 in the consolidated statement of earnings in the first quarter of 2025. The sale was a mandatory technical adjustment to the company’s significant equity interest in Eurobank.

(4)	During 2024 Quess announced a plan to demerge into three separate entities. Shareholders will receive one share of each new entity for each share held of Quess. Completion of the demerger is expected to be in 2025, subject to regulatory approvals. Share of loss of Quess of $47.0 in 2023 included a non-cash impairment charge of $52.8.
(5)	On November 1, 2024 Cleveland-Cliffs Inc. (“Cliffs”) acquired all outstanding common shares of Stelco for a combination of cash consideration of Cdn$60.00 and 0.454 Cliffs common shares per Stelco common share. The company received total consideration of $638.1, inclusive of cash consideration and the fair value of the Cliffs common shares received at close of the transaction in exchange for its Stelco common shares, and recorded a realized gain of $343.7 in the consolidated statement of earnings.
(6)	On December 20, 2024 the company increased its equity interest in Peak Achievement from 42.6% to 100% and commenced consolidating Peak Achievement as described in note 21.
(7)	During the first quarter of 2024 the company increased its common equity interest in John Keells Holdings PLC (“John Keells”), a publicly listed conglomerate in Sri Lanka, to 19.5%. The company also holds John Keells convertible debentures which, together with the common shares held, provide the company a substantive potential voting interest in John Keells of 24.5%. Accordingly, the company commenced applying the equity method of accounting to its common equity interest in John Keells which had a fair value of $175.3 (54.3 billion Sri Lankan rupees).
(8)	During the third quarter of 2024 an insurance subsidiary of the company invested $100.4 in the Marval Guru Fund at the applicable net asset value of the fund on the transaction date, in addition to the company’s previously disclosed investment of $50.0 in 2017, pursuant to an investment management contract with the holding company whereby Benjamin Watsa, the CEO, CIO and Founder of Marval Capital Ltd. and a member of the company’s Board of Directors and the son of Prem Watsa, the company’s Chairman and CEO and effectively controlling shareholder, manages the investments in the fund.
(9)	On March 28, 2023 a consortium composed of the company, the Washington Family, David Sokol, Chairman of the Board of Directors of Atlas, and Ocean Network Express Pte. Ltd., a global container, transportation and shipping company (collectively, the “Consortium”) acquired all of the outstanding common shares of Atlas, other than those shares owned by the Consortium and by Prem Watsa, Fairfax’s CEO, at a cash purchase price of $15.50, plus payment of all ordinary course quarterly dividends up until closing of the transaction. Pursuant to the transaction, the company transferred its shares in Atlas, inclusive of the company’s interest through its holdings in Atlas equity warrants that were exercised on January 12, 2023 for cash consideration of $78.7, into an entity formed by the Consortium that was subsequently renamed Poseidon Corp. The company did not purchase any additional interest not already owned by the Consortium upon closing of the transaction. The other members of the Consortium fully funded the cash component of the transaction, and the company continued its ownership in Atlas as part of the Consortium. The company continues to apply the equity method of accounting to its interest in Atlas through its interest in Poseidon.

Subsequent to the closing of the transaction, during the second quarter of 2023 Mr. Watsa, to avoid potential future conflicts of interest, sold all of his 678,021 shares of Poseidon to Fairfax. Mr. Watsa owned 678,021 shares of Atlas representing less than 0.3% ownership as an investment that were replaced with shares of Poseidon on a one - for - one basis as a result of the tender offer as part of the Consortium described above. Mr. Watsa sold the Poseidon shares to Fairfax at $15.50 per share, the same price he could have obtained under the tender offer and the price at which Fairfax’s shares of Atlas were valued by the Consortium which made the tender offer.

(10)	On March 1, 2023 Domtar Corporation acquired all outstanding common shares of Resolute Forest Products Inc. ("Resolute"), which was held for sale as at December 31, 2022, for a combination of cash consideration of $20.50 and a Contingent Value Right (“CVR”) per Resolute common share. The CVR provides holders with the right to a share of any future softwood lumber duty deposit refunds and was valued at $1.42 per share based on the market price of Resolute immediately prior to close of the transaction. The company received total consideration of $665.6, inclusive of cash consideration and the fair value of the CVR at close of the transaction, in exchange for its Resolute common shares, which included shares with a fair value of $120.7 purchased on January 26, 2023 through the company’s investment in AVLNs entered with RiverStone Barbados, and recorded a realized gain of $44.2 in the consolidated statement of earnings.

Fairfax India

(11)	On June 21, 2023 Fairfax India acquired an additional 3.0% equity interest in Bangalore Airport from Siemens Project Ventures GmbH (“Siemens”) for cash consideration of $75.0 to increase its equity interest to 57.0%. On December 12, 2023 Fairfax India acquired an additional 7.0% equity interest in Bangalore Airport from Siemens for cash consideration of $175.0, which further increased its equity interest in Bangalore Airport to 64.0%. At December 31, 2024 and 2023 the company continued to apply the equity method of accounting due to extensive Indian government regulation of, and participation in, Bangalore Airport’s relevant activities.

Subsequent to December 31, 2024, on February 20, 2025 Fairfax India acquired an additional 10.0% equity interest in Bangalore Airport from Siemens for purchase consideration of $255.0, payable in three installments, with the initial installment paid on closing and the balance to be paid during the third quarters of 2025 and 2026. The company expects that it will continue to apply the equity method of accounting for Fairfax India’s 74.0% equity interest in Bangalore Airport due to the ongoing extensive Indian government regulation of, and participation in, Bangalore Airport’s relevant activities.

(12)	During 2023 Fairfax India sold a 7.1% equity interest of IIFL Finance for gross proceeds of $177.3 (14.7 billion Indian rupees), which decreased its equity interest to 15.1% and resulted in realized gains of $88.6. Accordingly, the company concluded it no longer exercised significant influence over IIFL Finance, discontinued recording its residual investment in IIFL Finance under the equity method of accounting, commenced classifying it at FVTPL, and recorded a realized remeasurement gain of $204.2 in the consolidated statement of earnings.

Subsequent to December 31, 2024

Investment in Blizzard Vacatia Equity Partners LLC

On January 1, 2025 the company acquired a 50.0% equity interest in Blizzard Vacatia as described in note 5.

Investment in Albingia SA

During the fourth quarter of 2024 the company entered into an agreement to purchase an approximate 33% equity interest in Albingia SA (“Albingia”) for purchase consideration of approximately $216 (€209). Closing of the transaction is subject to regulatory approvals and is expected to be in the second quarter of 2025. Albingia is a French insurance company that writes specialty property and casualty insurance.

Annual changes in carrying value

Changes in the carrying value of investments in associates for the years ended December 31 were as follows:

	2024
		Joint	Fairfax India
	Associates	ventures	associates	Total
Balance - January 1	5,865.8	741.8	1,429.7	8,037.3
Share of pre-tax comprehensive income (loss):
Share of profit	871.1	46.2	39.0	956.3
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(146.6)	(7.5)	1.0	(153.1)
Share of losses on defined benefit plans	(0.7)	(0.7)	(0.4)	(1.8)
	723.8	38.0	39.6	801.4

Dividends and distributions recognized	(308.1)	(88.2)	(32.9)	(429.2)
Purchases and acquisitions	573.6	126.7	—	700.3
Divestitures and other net changes in capitalization(1)	(253.6)	(3.2)	(45.1)	(301.9)
Reclassifications(2)	(97.4)	(127.4)	—	(224.8)
Foreign exchange effect and other	(31.9)	(6.6)	(39.0)	(77.5)
Balance - December 31	6,472.2	681.1	1,352.3	8,505.6

	2023
		Joint	Fairfax India
	Associates	ventures	associates	Total
Balance - January 1	5,312.2	780.9	1,342.6	7,435.7
Share of pre-tax comprehensive income (loss):
Share of profit	936.0	12.9	151.1	1,100.0
Impairments(3)	(19.8)	(58.0)	—	(77.8)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	39.2	1.1	(3.4)	36.9
Share of gains (losses) on defined benefit plans	0.9	(0.8)	(5.7)	(5.6)
	956.3	(44.8)	142.0	1,053.5

Dividends and distributions recognized	(208.7)	(24.8)	(13.2)	(246.7)
Purchases and acquisitions(4)	884.8	42.5	250.0	1,177.3
Divestitures and other net changes in capitalization(1)	(709.9)	(14.6)	(89.7)	(814.2)
Reclassifications(2)	(379.3)	—	(193.0)	(572.3)
Foreign exchange effect and other	10.4	2.6	(9.0)	4.0
Balance - December 31	5,865.8	741.8	1,429.7	8,037.3
(1)	Primarily reflects the sale of Stelco, partially offset by a net gain recorded in net changes in capitalization in the consolidated statement of changes in equity in connection with the initial public offering of Digit Insurance in 2024. Primarily reflects the sale of Resolute in 2023.
(2)	Primarily reflects the consolidations of Peak Achievement and Meadow Foods (see note 21) and the commencement of the equity method of accounting for John Keells and the Marval Guru Fund in 2024, and the consolidation of Gulf Insurance (see note 21) and the reclassification of IIFL Finance to common stock at FVTPL in 2023.
(3)	Impairments recorded on associates and joint ventures are included in share of profit of associates in the consolidated statement of earnings. Impairments of $77.8 recorded during 2023 included non-cash impairment charges principally related to Quess.
(4)	Includes the consolidation of Gulf Insurance’s equity accounted investments in 2023 with a fair value of $151.8.